Debt and Capital Lease Obligations (Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior Notes	$ 550.0	$ 0
Senior Notes, Current	0	0
Senior notes	550.0	0
Notes Payable	21.4	24.0
Notes Payable, Current	3.7	3.6
Notes Payable, Noncurrent	17.7	20.4
Capital leases for equipment and other debt	0	2.9
Capital Leases For Equipment And Other Debt, Current	0	2.8
Capital Leases For Equipment And Other Debt, Noncurrent	0	0.1
Debt and Capital Lease Obligations	571.4	26.9
Long-term Debt and Capital Lease Obligations, Current	3.7	6.4
Long-term Debt and Capital Lease Obligations	567.7	20.5
Capital Lease Obligations, Current	13.3
Noncurrent portion of obligations under capital leases	94.5
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations	144.2	65.7
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively	1,211.2	590.1
Debt And Capital Lease Obligations Including Solar Energy Systems Financing	1,926.8	682.7
Debt And Capital Lease Obligations Including Solar Energy Systems Financing, Current	147.9	72.1
Long Term Debt And Capital Lease Obligations Including Solar Energy Systems Financing	1,778.9	610.6
Solar Energy [Member]
Debt Instrument [Line Items]
Solar energy systems, weighted average interest rate of 6.15% and 6.13%, respectively	77.2	33.6
Short-term debt, weighted average interest rate	6.23%	6.13%
Capital Lease Obligations, Current	13.3	14.1
Noncurrent portion of obligations under capital leases	94.5	111.6
Sale Leaseback Transaction, Amount Due under Financing Arrangement	837.0	337.8
Short term financing obligation	8.4	6.9
Finance obligations	828.6	330.9
Other System Financing transactions	27.6	17.7
Other system financing transactions, current	17.4	0
Other system financing transactions, noncurrent	10.2	17.7
Long Term Solar Energy Systems Financing And Capital Leases	1,355.4	655.8
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations	144.2	65.7
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively	1,211.2	590.1
Construction and Term Debt [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Long-term Debt	305.8	141.0
Less current portion - Solar energy systems	27.9	11.1
Long-term Debt, Excluding Current Maturities	277.9	129.9
SunEdison [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Capital lease obligations	$ 107.8	$ 125.7